Leases	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Leases
Leases

Note 9—Leases

Lease Agreements

The Company has operating leases for corporate offices and lab space. These leases have remaining lease terms of approximately less than one year to three years, some of which include options to extend the lease. For any lease where the Company is reasonably certain that a renewal option will be exercised, the lease payments associated with the renewal option period are included in the ROU asset and lease liability as of January 31, 2023.

On August 31, 2022, the Company provided a six month notice to MawIt Inc. (the “Six Month Notice”) for a property at Pennington, New Jersey, which serves as the Company’s New Jersey corporate headquarters. As stated in the Six Month Notice, the Company did not be renew the lease and vacated the property before February 28, 2023. The Company remeasured the lease payments and recorded decreases of ROU asset for approximately $120,000 and lease liabilities of approximately $120,000 for this operating lease.

On September 6, 2022, the Company entered in an agreement with Mountain View Office Park LLC for office space at Mountain View Office Park, Building 820, Suite 200, in Ewing, New Jersey. The lease commenced on January 1, 2023 and expires on December 31, 2025, with an option to renew for one additional three-year term. The Company recorded ROU asset and lease liabilities of approximately $313,000 for this operating lease.

On October 17, 2022, the Company provided a notice to Explora BioLabs (the “Notice”) for a property at San Diego, California, which serves as the Company’s lab space. The Company terminated the lease on December 16, 2022. The Company accounted for the Notice as a contract modification, and accordingly, recorded decreases of ROU asset for approximately $363,000 and lease liabilities of approximately $363,000 for this operating lease.

In January 2023, the Company elected not to renew the lease for its San Diego office and the lease will expire September 30, 2023. The Company remeasured the lease payments and recorded decreases of ROU asset for approximately $3,361,000 and lease liabilities of approximately $3,361,000 for this operating lease.

Supplemental balance sheet information related to leases as of January 31, 2023 was as follows:

Operating Leases:	As of January 31, 2023	As of July 31, 2022
Operating lease right-of-use assets	$621,827	$4,665,515
Operating Leases:
Current portion included in current liabilities	$958,118	$1,111,571
Long-term portion included in non-current liabilities	213,835	4,126,636
Total operating lease liabilities	$1,171,953	$5,238,207

Supplemental lease expense related to leases is as follows:

	For the Three Months Ended January 31, 2023	For the Six Months Ended January 31, 2023
Operating lease cost	$374,625	$753,741
Total lease expense	$374,625	$753,741

Other information related to leases where the Company is the lessee is as follows:

As of January 31, 2023
Weighted-average remaining lease term	1.3 years
Weighted-average discount rate	9.99%

Supplemental cash flow information related to operating leases is as follows:

	For the Three Months Ended January 31, 2023	For the Six Months Ended January 31, 2023
Cash paid for operating lease liabilities	$385,883	$776,307
Total cash flows related to operating lease liabilities	$385,883	$776,307

Future minimum lease payments under non-cancellable leases as of January 31, 2023 were as follows:

Years ending July 31,
2023 – the remainder of the fiscal year	$734,733
2024	342,309
2025	122,045
Thereafter	50,852
Total minimum lease payments	1,249,939
Less: Imputed interest	(77,986)
Total	$1,171,953

Note 10 – Leases

Lease Agreements

The Company has operating leases for corporate offices and lab space. These leases have remaining lease terms of approximately one year to five years, some of which include options to extend the lease. For any lease where the Company is reasonably certain that a renewal option will be exercised, the lease payments associated with the renewal option period are included in the ROU asset and lease liability as of July 31, 2022.

Supplemental balance sheet information related to leases as of July 31, 2022 and 2021 is as follows:

Operating Leases:	As of July 31, 2022	As of July 31, 2021
Operating lease right-of-use assets	$4,665,515	$5,445,744
Operating Leases:
Current portion included in current liabilities	$1,111,571	$845,483
Long-term portion included in non-current liabilities	4,126,636	5,238,207
Total operating lease liabilities	$5,238,207	$6,083,690

Supplemental lease expense related to leases is as follows:

	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Operating lease cost	$1,506,546	$1,482,956
Total operating lease cost	$1,506,546	$1,482,956

Other information related to leases where the Company is the lessee is as follows:

	As of July 31, 2022	As of July 31, 2021
Weighted-average remaining lease term	4.0 years	5.0 years
Weighted-average discount rate	9.97%	9.95%

Supplemental cash flow information related to operating leases are as follows:

	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Cash paid for operating lease liabilities	$1,543,000	$1,272,290
Total cash flows related to operating lease liabilities	$1,543,000	$1,272,290

Future minimum lease payments under non-cancellable leases as of July 31, 2022 is as follows:

Years ending July 31,
2023	$1,585,224
2024	1,539,142
2025	1,516,126
2026	1,533,882
2027	240,688
Total minimum lease payments	6,415,062
Less: Imputed interest	(1,176,855)
Total	$5,238,207